Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net (income) attributable to noncontrolling interests	$ (53)	$ (63)	[1]	$ (1)	[1]
Investment Management Funds
Net (income) attributable to noncontrolling interests	$ (50)	$ (59)	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.